Financial instruments (Details 22) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial instruments [Abstract]
Accounts payable	$ 163,373	$ 195,858
Other accounts payable	378	422
Total	163,751	196,280
Accounts payable	0	0
Other accounts payable	0	0
Total	0	0
Accounts payable	163,373	195,858
Other accounts payable	378	422
Total	$ 163,751	$ 196,280